Allianz Funds Multi-Strategy Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio
AllianzGI International Growth Portfolio

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2019 (unaudited)

	Principal Amount (000s)	Value^

CORPORATE BONDS & NOTES—54.9%

Aerospace & Defense—1.3%
United Technologies Corp.,
3.35%, 8/16/21	$200	$204,764
4.15%, 5/15/45	30	34,437

		239,201

Agriculture—2.1%
Altria Group, Inc.,
5.375%, 1/31/44	20	22,573
Cargill, Inc. (a)(b),
3.05%, 4/19/21	200	202,864
Philip Morris International, Inc.,
2.375%, 8/17/22	100	100,955
6.375%, 5/16/38	40	55,393

		381,785

Auto Manufacturers—4.4%
Daimler Finance North America LLC (a)(b),
2.00%, 7/6/21	200	199,665
General Motors Co.,
5.15%, 4/1/38	50	52,061
General Motors Financial Co., Inc.,
3.95%, 4/13/24	50	52,298
4.35%, 4/9/25	50	53,163
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	250	254,151
PACCAR Financial Corp.,
2.30%, 8/10/22	200	202,193

		813,531

Banks—19.7%
Bank of America Corp.,
4.00%, 4/1/24	50	53,454
Bank of New York Mellon Corp.,
2.60%, 2/7/22	200	202,876
Bank of Nova Scotia,
1.875%, 4/26/21	198	198,031
2.80%, 7/21/21	200	202,799
BNG Bank NV (a)(b),
1.625%, 4/19/21	200	199,663
2.375%, 3/16/26	50	51,321
Citigroup, Inc.,
4.50%, 1/14/22	100	104,823
8.125%, 7/15/39	50	83,464
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	100	102,044
Deutsche Bank AG,
3.375%, 5/12/21	200	201,850
Fifth Third Bancorp,
2.60%, 6/15/22	200	202,466
ING Bank NV (a)(b),
2.625%, 12/5/22	250	255,355

	Principal Amount (000s)	Value^

KeyCorp,
4.10%, 4/30/28	$120	$131,562
Landwirtschaftliche Rentenbank, Ser. 37,
2.50%, 11/15/27	50	52,117
Lloyds Banking Group PLC,
4.05%, 8/16/23	200	211,593
Macquarie Bank Ltd. (a)(b),
3.90%, 1/15/26	100	105,841
Mitsubishi UFJ Financial Group, Inc.,
3.677%, 2/22/27	130	138,417
Morgan Stanley,
2.50%, 4/21/21	200	201,592
4.375%, 1/22/47	50	59,874
National Australia Bank Ltd.,
2.625%, 1/14/21	200	201,544
Santander UK PLC,
4.00%, 3/13/24	100	106,609
Wells Fargo & Co.,
2.50%, 3/4/21	200	201,368
Ser. M,
3.45%, 2/13/23	100	103,410
Wells Fargo Bank N.A.,
3.625%, 10/22/21	250	257,604

		3,629,677

Beverages—0.5%
Anheuser-Busch Cos. LLC,
4.90%, 2/1/46	20	23,689
Diageo Capital PLC,
3.875%, 4/29/43	40	44,796
Keurig Dr. Pepper, Inc.,
4.42%, 12/15/46	20	21,827

		90,312

Chemicals—3.0%
Dow Chemical Co.,
7.375%, 11/1/29	50	66,220
Ecolab, Inc.,
2.375%, 8/10/22	200	202,015
Nutrien Ltd.,
4.00%, 12/15/26	70	74,773
Syngenta Finance NV (a)(b),
3.933%, 4/23/21	200	203,717

		546,725

Computers—1.4%
Apple, Inc.,
4.65%, 2/23/46	50	62,559
International Business Machines Corp.,
2.50%, 1/27/22	200	202,379

		264,938

Consumer Products—0.4%
Colgate-Palmolive Co.,
3.70%, 8/1/47	30	34,631

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Procter & Gamble Co.,
3.50%, 10/25/47	$40	$44,781

		79,412

Electric Utilities—1.2%
Consolidated Edison Co. of New York, Inc.,
4.50%, 5/15/58	50	58,242
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	50	57,765
Florida Power & Light Co.,
3.70%, 12/1/47	40	43,914
PPL Electric Utilities Corp.,
4.15%, 6/15/48	50	57,086

		217,007

Electronics—0.6%
Tyco Electronics Group S.A.,
3.45%, 8/1/24	100	104,529

Equity Real Estate Investment Trusts (REITs)—0.3%
Welltower, Inc.,
2.70%, 2/15/27	50	50,265

Food & Beverage—1.3%
General Mills, Inc.,
2.60%, 10/12/22	150	152,245
Kellogg Co.,
3.40%, 11/15/27	50	52,313
Kroger Co.,
4.65%, 1/15/48	40	43,807

		248,365

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	20	22,566

Insurance—1.1%
Allstate Corp.,
3.28%, 12/15/26	50	52,926
MetLife, Inc.,
5.70%, 6/15/35	70	93,879
Prudential Financial, Inc.,
4.35%, 2/25/50	50	57,955

		204,760

Internet—0.6%
Alphabet, Inc.,
3.375%, 2/25/24	100	106,333

Iron/Steel—0.5%
ArcelorMittal S.A.,
4.55%, 3/11/26	50	53,563
Nucor Corp.,
4.40%, 5/1/48	30	34,113

		87,676

	Principal Amount (000s)	Value^

Machinery-Construction & Mining—1.1%
Caterpillar Financial Services Corp.,
3.15%, 9/7/21	$200	$204,457

Machinery-Diversified—1.1%
CNH Industrial Capital LLC,
4.875%, 4/1/21	150	154,894
John Deere Capital Corp.,
2.65%, 6/24/24	50	51,193

		206,087

Media—1.2%
Discovery Communications LLC,
3.80%, 3/13/24	50	52,691
6.35%, 6/1/40	30	38,518
Time Warner Cable LLC,
6.75%, 6/15/39	40	50,763
TWDC Enterprises 18 Corp.,
4.125%, 6/1/44	20	23,580
ViacomCBS, Inc.,
3.70%, 6/1/28	50	52,443

		217,995

Mining—2.2%
BHP Billiton Finance USA Ltd.,
2.875%, 2/24/22	200	203,761
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	200	202,249

		406,010

Oil, Gas & Consumable Fuels—3.4%
BP Capital Markets PLC,
3.723%, 11/28/28	50	54,449
Equinor ASA,
2.65%, 1/15/24	150	153,727
2.90%, 11/8/20	200	202,024
Occidental Petroleum Corp.,
3.00%, 2/15/27	100	100,078
Phillips 66,
4.875%, 11/15/44	30	36,229
Shell International Finance BV,
3.75%, 9/12/46	30	32,936
Total Capital International S.A.,
3.455%, 2/19/29	50	54,137

		633,580

Pharmaceuticals—2.0%
CVS Health Corp.,
4.10%, 3/25/25	50	53,749
Eli Lilly & Co.,
2.35%, 5/15/22	100	101,311
GlaxoSmithKline Capital, Inc.,
3.625%, 5/15/25	50	53,581
Merck & Co., Inc.,
3.40%, 3/7/29	60	65,051

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pfizer, Inc.,
2.75%, 6/3/26	$50	$51,698
4.00%, 3/15/49	40	46,165

		371,555

Pipelines—1.5%
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	40	46,713
Enterprise Products Operating LLC,
4.85%, 3/15/44	30	34,771
Kinder Morgan, Inc.,
3.15%, 1/15/23	200	204,793

		286,277

Retail—1.6%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	50	47,899
Walgreens Boots Alliance, Inc.,
4.50%, 11/18/34	40	41,577
Walmart, Inc.,
3.125%, 6/23/21	200	204,206

		293,682

Software—0.6%
Oracle Corp.,
2.625%, 2/15/23	100	102,151

Telecommunications—0.9%
AT&T, Inc.,
4.80%, 6/15/44	50	56,906
Cisco Systems, Inc.,
5.50%, 1/15/40	50	68,146
Verizon Communications, Inc.,
5.25%, 3/16/37	40	50,231

		175,283

Transportation—0.8%

CSX Corp.,
2.60%, 11/1/26	50	50,813
FedEx Corp.,
3.40%, 2/15/28	50	51,142
4.10%, 4/15/43	40	39,035

		140,990

Total Corporate Bonds & Notes (cost—$9,738,682)		10,125,149

U.S. GOVERNMENT AGENCY SECURITIES—28.2%

Fannie Mae,
6.625%, 11/15/30	70	100,109
Fannie Mae UMBS, MBS (c),
2.50%, 1/16/35 TBA, 15 Year	660	665,628
3.00%, 1/16/35 TBA, 15 Year	120	122,954
4.00%, 1/14/50 TBA, 30 Year	340	353,576
Fannie Mae UMBS, MBS (c),
3.00%, 1/14/50 TBA, 30 Year	1,180	1,196,084
3.50%, 1/14/50 TBA, 30 Year	750	771,172
4.50%, 1/14/50 TBA, 30 Year	360	379,022

	Principal Amount (000s)	Value^

Freddie Mac,
4.00%, 8/1/44	$94	$100,191
6.25%, 7/15/32	70	100,816
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 1/21/50	800	821,277
3.50%, 1/21/50	510	525,562
4.00%, 1/21/50	60	62,103

Total U.S. Government Agency Securities (cost—$5,176,597)		5,198,494

U.S. TREASURY OBLIGATIONS—23.3%
U.S. Treasury Bonds,
2.25%, 8/15/49	80	77,625
2.25%, 8/15/46	200	194,422
2.50%, 2/15/45	200	204,312
2.75%, 8/15/47	200	214,500
3.125%, 2/15/42	145	164,575
3.125%, 2/15/43	150	170,238
3.375%, 11/15/48	160	193,100
4.50%, 8/15/39	10	13,578
5.375%, 2/15/31	20	26,917
5.50%, 8/15/28	100	128,953
6.00%, 2/15/26	220	274,244
U.S. Treasury Notes,
1.375%, 8/31/26	200	194,484
1.50%, 9/15/22 (d)	300	299,227
1.50%, 8/15/26	170	166,653
1.625%, 5/15/26	250	247,383
1.625%, 8/15/29	100	97,414
2.125%, 3/31/24	310	315,643
2.125%, 9/30/24	500	509,844
2.125%, 5/15/25	170	173,480
2.25%, 11/15/27	100	102,797
2.50%, 1/15/22	300	305,391
2.625%, 2/15/29	100	105,984
2.875%, 5/15/28	110	118,422

Total U.S. Treasury Obligations (cost—$4,158,845)		4,299,186

SOVEREIGN DEBT OBLIGATIONS—14.7%

Canada—2.5%
Export Development Canada,
2.50%, 1/24/23	100	102,402
Province of Alberta Canada,
3.30%, 3/15/28	100	108,497
Province of British Columbia Canada,
2.25%, 6/2/26	50	50,820
Province of Ontario Canada,
2.50%, 4/27/26	100	102,628
Province of Quebec Canada,
2.875%, 10/16/24	100	104,609

		468,956

Chile—1.1%
Chile Government International Bond,
3.25%, 9/14/21	200	204,183

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Indonesia—2.0%
Indonesia Government International Bond,
3.75%, 4/25/22	$350	$361,576

Korea (Republic of)—1.1%
Export-Import Bank of Korea,
2.625%, 5/26/26	200	201,581

Morocco—1.2%
Morocco Government International Bond,
4.25%, 12/11/22	200	211,376

Norway—1.1%
Kommunalbanken AS (a)(b),
3.125%, 10/18/21	200	204,903

Panama—0.7%
Panama Government International Bond,
7.125%, 1/29/26	100	125,526

Peru—0.6%
Peruvian Government International Bond,
4.125%, 8/25/27	100	112,271

Supranational—2.1%
Asian Development Bank,
3.125%, 9/26/28	50	54,631
Corp. Andina de Fomento,
3.25%, 2/11/22	200	204,388
European Investment Bank,
4.875%, 2/15/36	50	66,754
Inter-American Development Bank,
3.125%, 9/18/28	50	54,601

		380,374

Sweden—2.2%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	200	201,512
Svensk Exportkredit AB, 3.125%, 11/8/21	200	205,054

		406,566

	Principal Amount (000s)	Value^

Uruguay—0.1%
Uruguay Government International Bond, 4.975%, 4/20/55	$20	$23,600

Total Sovereign Debt Obligations (cost—$2,617,229)		2,700,912

Repurchase Agreements—3.3%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $609,008; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $622,452 including accrued interest (cost—$609,000)	609	609,000

Total Investments (cost—$22,300,353)—124.4%		22,932,741

Liabilities in excess of other assets (e)—(24.4)%		(4,495,271)

Net Assets—100.0%		$18,437,470

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,241,050, representing 12.2% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,241,050, representing 12.2% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2019.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2019:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Appreciation
Short position contracts:
2-Year U.S. Treasury Note	(18)	3/31/20	$(3,600)	$(3,879)	$1,236

(f)

At December 31, 2019, the Portfolio pledged $286,156 in cash as collateral for futures contracts. The Portfolio also held U.S. Treasury Obligations valued $75,825 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

MBS—Mortgage-Backed Securities

TBA—To Be Announced

UMBS—Uniform Mortgage-Backed Securities

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—96.8%

Australia—1.1%
Brickworks Ltd.	6,500	$85,212
Newcrest Mining Ltd.	6,628	139,976
Regis Resources Ltd.	26,025	78,746
Saracen Mineral Holdings Ltd. (e)	32,229	74,741
Silver Lake Resources Ltd. (e)	34,544	32,376
St. Barbara Ltd.	14,103	26,795
Telstra Corp. Ltd.	72,312	179,622

		617,468

Austria—0.1%
Flughafen Wien AG	961	40,831
Telekom Austria AG (e)	3,219	26,286

		67,117

Belgium—0.6%
Ageas	2,045	120,926
Elia System Operator S.A.	999	88,638
Proximus SADP	3,622	103,784

		313,348

Bermuda—0.3%
Arch Capital Group Ltd. (e)	3,631	155,734

Brazil—0.1%
Banco do Brasil S.A. (e)	5,200	68,632

Canada—0.8%
Cascades, Inc.	673	5,810
Cogeco Communications, Inc.	1,375	119,864
Emera, Inc.	2,879	123,691
Empire Co., Ltd., Class A	2,490	58,408
Fairfax Financial Holdings Ltd.	86	40,382
InterRent Real Estate Investment Trust REIT	2,995	36,072
Killam Apartment Real Estate Investment Trust REIT	2,174	31,709

		415,936

China—2.4%
BOC Aviation Ltd. (a)	13,300	135,264
China Construction Bank Corp., Class H	140,748	122,034

China Dongxiang Group Co., Ltd.	68,883	7,601
China Everbright Greentech Ltd. (a)	66,000	35,758
China Mobile Ltd.	28,000	236,596
China SCE Group Holdings Ltd.	198,000	115,332
China Telecom Corp., Ltd., Class H	72,000	29,663
China Water Affairs Group Ltd.	30,000	22,447
Golden Eagle Retail Group Ltd.	20,000	22,279
Jiangsu Expressway Co., Ltd., Class H	16,811	23,037
Lenovo Group Ltd.	248,000	166,545
Shenzhen Expressway Co., Ltd., Class H	110,300	158,276
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	41,000	19,629
Tencent Holdings Ltd.	1,500	72,264

Yadea Group Holdings Ltd. (a)	58,000	15,241
Yuexiu Real Estate Investment Trust REIT	43,000	29,144
Yuexiu Transport Infrastructure Ltd.	80,000	71,174
Yuzhou Properties Co., Ltd.	63,204	34,773

		1,317,057

	Shares	Value^

Czech Republic—0.4%
CEZ AS	5,326	$119,699
Moneta Money Bank AS (a)	14,893	55,881
O2 Czech Republic AS	4,201	43,363

		218,943

Denmark—0.5%
Scandinavian Tobacco Group A/S, Class A (a)	884	10,781
Solar A/S, Class B	333	14,946
Spar Nord Bank A/S	733	7,119
Topdanmark A/S	787	38,796
Tryg A/S	6,144	182,148

		253,790

Finland—0.5%
Elisa Oyj	2,669	147,445
Neste Oyj	4,039	140,538

		287,983

France—1.5%
Cegereal S.A. REIT	1,987	95,393
Eiffage S.A.	1,354	155,340
Hermes International	311	232,973
Orpea	50	6,415
SEB S.A.	36	5,354
Sodexo S.A.	941	111,516
Vinci S.A.	1,752	195,126

		802,117

Germany—1.7%
Deutsche Telekom AG	12,241	200,044
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,280	377,719
TAG Immobilien AG (e)	4,572	113,549
Talanx AG (e)	3,280	162,334
TLG Immobilien AG	1,775	56,644
WCM Beteiligungs & Grundbesitz AG	5,562	30,903

		941,193

Hong Kong—1.3%
CITIC Telecom International Holdings Ltd.	85,000	30,980
CK Hutchison Holdings Ltd.	8,203	78,219
CLP Holdings Ltd.	32,719	343,465
Fairwood Holdings Ltd.	11,000	28,071
Hang Seng Bank Ltd.	2,700	55,809
Hui Xian Real Estate Investment Trust REIT	50,000	23,545
NWS Holdings Ltd.	19,000	26,630
Swire Pacific Ltd., Class A	11,344	105,382
Yue Yuen Industrial Holdings Ltd.	2,802	8,269

		700,370

Hungary—0.3%
Magyar Telekom Telecommunications PLC	38,780	58,660
MOL Hungarian Oil & Gas PLC	5,827	58,084
OTP Bank Nyrt	994	52,046

		168,790

Ireland—0.0%
Irish Residential Properties REIT PLC	3,629	6,472

Israel—0.6%
Bank Leumi Le-Israel BM	15,086	110,021
Israel Discount Bank Ltd., Class A	22,861	106,171

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Mizrahi Tefahot Bank Ltd.	3,874	$103,337
Shufersal Ltd.	2,678	17,072

		336,601

Italy—1.3%
Enav SpA (a)	6,976	41,629
Enel SpA	30,061	238,799
Eni SpA	3,676	57,093
Hera SpA	2,579	11,296
Snam SpA	66,052	347,288

		696,105

Japan—12.0%
Aoyama Trading Co., Ltd.	189	2,660
Asahi Group Holdings Ltd.	4,200	191,606
Astellas Pharma, Inc.	19,708	336,415
Bookoff Group Holdings Ltd.	1,500	14,164
Canon, Inc.	3,190	87,305
Cawachi Ltd.	900	18,235
Daiwa Office Investment Corp. REIT	8	61,433
DCM Holdings Co., Ltd.	10,975	106,893
Doutor Nichires Holdings Co., Ltd.	3,649	72,428
DTS Corp.	3,502	81,347
DyDo Group Holdings, Inc.	974	41,100
FamilyMart Co., Ltd.	5,200	124,538
FUJIFILM Holdings Corp.	5,279	252,103
Fukuyama Transporting Co., Ltd.	554	20,121
Geo Holdings Corp.	864	10,656
Ichigo Office REIT Investment REIT	14	14,534
ITOCHU Corp.	9,000	208,590
Japan Airlines Co., Ltd.	3,680	114,580
Japan Wool Textile Co., Ltd.	5,300	54,744
Kajima Corp.	10,100	134,281
Kamigumi Co., Ltd.	2,700	59,351
Kandenko Co., Ltd.	3,000	28,756
Kato Sangyo Co., Ltd.	600	19,661
KDDI Corp.	6,500	193,936
Kintetsu Group Holdings Co., Ltd.	2,300	124,751
LaSalle Logiport REIT	75	111,486
McDonald’s Holdings Co. Japan Ltd.	1,700	81,904
Mirait Holdings Corp.	6,900	104,278
Mitsubishi Corp.	5,100	135,106
Mitsubishi Research Institute, Inc.	700	27,647
Morinaga Milk Industry Co., Ltd.	3,100	126,399
NEC Corp.	6,700	277,276
NET One Systems Co., Ltd.	3,600	91,916
Nichias Corp.	1,602	40,586
Nihon Unisys Ltd.	2,079	65,216
Nippon REIT Investment Corp. REIT	16	70,388
Nippon Telegraph & Telephone Corp.	19,888	502,643
Nishimatsu Construction Co., Ltd.	2,300	51,748
Nisshin Seifun Group, Inc.	5,200	90,727
NTT DOCOMO, Inc.	26,657	742,561
Obayashi Corp.	8,373	92,996
Okumura Corp.	2,100	57,733
Raito Kogyo Co., Ltd.	4,537	65,576
Rengo Co., Ltd.	3,800	28,951
S Foods, Inc.	728	18,985

	Shares	Value^

Sanki Engineering Co., Ltd.	1,000	$14,083
Sankyo Co., Ltd.	3,400	112,923
Sawai Pharmaceutical Co., Ltd.	1,100	69,689
Sekisui House Ltd.	8,100	172,974
Senko Group Holdings Co., Ltd.	5,604	47,739
Shibaura Electronics Co., Ltd.	200	5,860
Sumitomo Corp.	10,400	154,475
Sumitomo Dainippon Pharma Co., Ltd.	532	10,308
Sumitomo Densetsu Co., Ltd.	1,200	32,258
Sushiro Global Holdings Ltd.	1,600	137,789
Suzuken Co., Ltd.	1,700	69,288
Takasago Thermal Engineering Co., Ltd.	3,503	62,668
Toho Co., Ltd.	1,500	62,508
Tokyo Gas Co., Ltd.	3,700	89,906
Tokyu Construction Co., Ltd.	2,600	18,519
Toshiba Plant Systems & Services Corp.	2,600	63,231
Towa Pharmaceutical Co., Ltd.	1,500	38,978
Toyo Seikan Group Holdings Ltd.	7,100	122,221
Toyo Suisan Kaisha Ltd.	3,000	127,397
Tv Tokyo Holdings Corp.	934	20,836
Yurtec Corp.	1,868	11,785

		6,603,745

Korea (Republic of)—1.5%
Daeduck Electronics Co.	5,033	45,418
Daekyo Co., Ltd.	2,318	12,227
Easy Bio, Inc.	1,107	4,765
Hansol Paper Co., Ltd.	1,424	17,759
KC Co., Ltd.	210	3,379
KT Corp.	660	15,401
KT&G Corp.	1,426	115,374
Kukdo Chemical Co., Ltd.	388	15,769
Macquarie Korea Infrastructure Fund	8,978	90,055
Orange Life Insurance Ltd. (a)	957	23,353
Partron Co., Ltd.	6,807	77,570
Samsung Electronics Co., Ltd.	3,800	183,110
Samsung Fire & Marine Insurance Co., Ltd.	731	153,682
SK Telecom Co., Ltd.	154	31,731
Ubiquoss Holdings, Inc.	1,318	22,919

		812,512

Malaysia—0.7%
Axis Real Estate Investment Trust REIT	36,500	15,794
Bermaz Auto Bhd.	30,800	15,818
Hong Leong Bank Bhd.	21,000	88,864
Hong Leong Financial Group Bhd.	2,400	9,916
Malayan Banking Bhd.	58,800	124,255
MISC Bhd.	15,800	32,282
Syarikat Takaful Malaysia Keluarga Bhd.	13,300	18,533
Tenaga Nasional Bhd.	19,400	62,924
VS Industry Bhd.	38,900	12,760

		381,146

Mexico—0.1%
Banco del Bajio S.A. (a)	18,100	30,317
Qualitas Controladora S.A.B. de C.V.	11,600	48,713

		79,030

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Morocco—0.0%
Douja Promotion Groupe Addoha S.A. (e)	10,225	$12,123

Netherlands—0.6%
ASR Nederland NV	3,038	113,850
Coca-Cola European Partners PLC	1,317	67,009
Koninklijke Ahold Delhaize NV	5,049	126,591
Vastned Retail NV REIT	1,069	32,016

		339,466

New Zealand—0.4%
Air New Zealand Ltd.	32,303	63,717
Arvida Group Ltd.	26,315	34,013
Summerset Group Holdings Ltd.	16,234	97,298
Tourism Holdings Ltd.	3,878	9,012

		204,040

Norway—0.2%
B2Holding ASA	5,084	5,536
Elkem ASA (a)	8,219	23,177
Mowi ASA	2,253	58,580

		87,293

Peru—0.0%
Ferreycorp SAA	40,342	26,667

Philippines—0.1%
Altus San Nicolas Corp. (c)(d)(e)	568	57
Globe Telecom, Inc.	605	24,132
PLDT, Inc.	1,115	21,870
Robinsons Land Corp.	29,500	16,047

		62,106

Poland—0.2%
Asseco Poland S.A.	4,650	78,148
Ciech S.A. (e)	1,701	17,782

		95,930

Singapore—1.6%
Accordia Golf Trust UNIT	37,500	18,657
Cache Logistics Trust REIT	21,200	11,266
CapitaLand Mall Trust REIT	100,600	184,155
China Aviation Oil Singapore Corp., Ltd.	6,900	6,521
ComfortDelGro Corp. Ltd.	36,200	64,053
EC World Real Estate Investment Trust REIT	21,200	11,743
Fortune Real Estate Investment Trust REIT	66,000	77,007
Frasers Logistics & Industrial Trust REIT	106,900	98,558
Keppel DC REIT	37,500	58,021
Mapletree Commercial Trust REIT	47,873	85,130
Oversea-Chinese Banking Corp., Ltd.	10,300	84,260
Sheng Siong Group Ltd.	16,400	15,120
Singapore Airlines Ltd.	24,600	165,393
Sino Grandness Food Industry Group Ltd. (e)	77,400	2,302

		882,186

South Africa—0.0%
Astral Foods Ltd.	1,214	18,822

	Shares	Value^

Spain—0.4%
Ebro Foods S.A.	1,610	$34,837
Iberdrola S.A.	17,153	176,771
Lar Espana Real Estate Socimi S.A. REIT	1,947	15,506

		227,114

Sweden—0.1%
Castellum AB	2,957	69,455

Switzerland—4.5%
Baloise Holding AG	755	136,644
Banque Cantonale Vaudoise	30	24,489
Barry Callebaut AG	66	145,694
BKW AG	111	8,196
Cembra Money Bank AG	1,136	124,289
Intershop Holding AG	32	18,708
Nestle S.A.	4,582	496,071
PSP Swiss Property AG	888	122,610
Roche Holding AG	1,291	419,578
Swiss Life Holding AG	389	195,150
Swiss Re AG	2,409	270,633
Zurich Insurance Group AG	1,297	532,028

		2,494,090

Taiwan—4.5%
Asia Cement Corp.	47,000	75,233
Cheng Loong Corp.	37,000	23,822
China Airlines Ltd.	69,000	20,855
China Motor Corp.	17,600	22,979
China Petrochemical Development Corp.	117,500	38,439
CTBC Financial Holding Co., Ltd.	246,000	184,043
E.Sun Financial Holding Co., Ltd.	178,665	166,501
First Financial Holding Co., Ltd.	423,659	335,232
Formosa Chemicals & Fibre Corp.	13,000	37,981
Formosa Petrochemical Corp.	57,000	185,390
Formosa Plastics Corp.	31,000	103,242
Fulgent Sun International Holding Co., Ltd.	8,000	35,822
Getac Technology Corp.	49,000	76,408
Global Mixed Mode Technology, Inc.	15,000	63,331
Great Wall Enterprise Co., Ltd.	31,458	45,813
HannStar Display Corp.	439,000	118,571
Hua Nan Financial Holdings Co., Ltd.	90,687	66,609
International CSRC Investment Holdings Co.	68,770	71,998
King Yuan Electronics Co., Ltd.	42,000	52,686
Lien Hwa Industrial Holdings Corp.	70,455	86,723
Mega Financial Holding Co., Ltd.	92,000	93,943
Mercuries Life Insurance Co., Ltd. (e)	48,594	18,844
Oriental Union Chemical Corp.	7,000	4,906
Powertech Technology, Inc.	42,000	139,785
Sinbon Electronics Co., Ltd.	18,139	74,983
Taichung Commercial Bank Co., Ltd.	65,224	26,089
Taiwan Fertilizer Co., Ltd.	18,000	29,766
Taiwan PCB Techvest Co., Ltd.	17,000	20,729
Tripod Technology Corp.	20,000	83,944
Uni-President Enterprises Corp.	29,000	71,915
Wisdom Marine Lines Co., Ltd. (e)	15,000	14,797

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited) (continued)

	Shares	Value^

WT Microelectronics Co., Ltd.	10,003	$14,048
Yuanta Financial Holding Co., Ltd.	142,000	95,729

		2,501,156

Thailand—1.2%
Bangchak Corp. PCL (c)(d)	50,300	46,973
Bangkok Bank PCL (c)(d)	15,600	83,239
Electricity Generating PCL (c)(d)	7,500	82,024
IRPC PCL (c)(d)	188,900	23,160
PTT PCL (c)(d)	58,600	85,984
Siam Cement PCL (c)(d)	8,900	116,326
Siamgas & Petrochemicals PCL (c)(d)	151,900	49,093
Star Petroleum Refining PCL (c)(d)	179,100	63,899
Tisco Financial Group PCL (c)(d)	32,600	107,928

		658,626

United Kingdom—1.3%
Berkeley Group Holdings PLC	1,389	89,399
Diageo PLC	1,594	67,166
Gamma Communications PLC	5,572	98,163
Highland Gold Mining Ltd.	12,952	33,472
Johnson Service Group PLC	17,486	45,397
Marston’s PLC	18,438	31,066
Primary Health Properties PLC REIT	16,812	35,631
Regional REIT Ltd. REIT (a)	20,237	30,306
Royal Dutch Shell PLC, Class A	3,379	99,630
Unilever PLC	3,742	214,202

		744,432

United States—53.9%
Accenture PLC, Class A	668	140,661
Adobe, Inc. (e)	392	129,286
Aflac, Inc.	4,278	226,306
AG Mortgage Investment Trust, Inc. REIT	3,004	46,322
AGNC Investment Corp. REIT	13,725	242,658
Alleghany Corp. (e)	233	186,300
Allstate Corp.	4,247	477,575
Altria Group, Inc.	4,628	230,983
Amdocs Ltd.	771	55,658
Ameren Corp.	3,083	236,774
American Electric Power Co., Inc.	3,102	293,170
American Financial Group, Inc.	1,282	140,571
American Tower Corp. REIT	245	56,306
Amgen, Inc.	1,009	243,240
Annaly Capital Management, Inc. REIT	21,303	200,674
Anthem, Inc.	641	193,601
Apollo Commercial Real Estate Finance, Inc. REIT	4,686	85,707
Apple, Inc.	1,728	507,427

Ares Commercial Real Estate Corp. REIT	4,387	69,490
AT&T, Inc.	14,181	554,193
Atmos Energy Corp.	188	21,030
Automatic Data Processing, Inc.	1,817	309,799
AutoZone, Inc. (e)	368	438,402
AvalonBay Communities, Inc. REIT	822	172,373
Berkshire Hathaway, Inc., Class B (e)	555	125,708
Bright Horizons Family Solutions, Inc. (e)	927	139,319
Bristol-Myers Squibb Co.	4,252	272,936

	Shares	Value^

Cadence Design Systems, Inc. (e)	160	$11,098
Casey’s General Stores, Inc.	272	43,245
CBTX, Inc.	1,720	53,526
Chemed Corp.	270	118,600
Cherry Hill Mortgage Investment Corp. REIT	845	12,329
Chimera Investment Corp. REIT	3,274	67,313
Church & Dwight Co., Inc.	3,537	248,793
Cincinnati Financial Corp.	1,973	207,461
Cisco Systems, Inc.	8,255	395,910
CMS Energy Corp.	2,680	168,411
Coca-Cola Co.	1,240	68,634
Consolidated Edison, Inc.	7,832	708,561
Costco Wholesale Corp.	922	270,994
DTE Energy Co.	1,984	257,662
Duke Energy Corp.	4,935	450,121
Eli Lilly & Co.	3,630	477,091
Ellington Financial, Inc.	1,999	36,642
Encompass Health Corp.	1,830	126,764
Ennis, Inc.	1,333	28,859
Entergy Corp.	2,214	265,237
Equity LifeStyle Properties, Inc. REIT	2,198	154,717
Equity Residential REIT	4,551	368,267
Essex Property Trust, Inc. REIT	749	225,344
Exelon Corp.	2,933	133,715
Exxon Mobil Corp.	395	27,563
Facebook, Inc., Class A (e)	1,209	248,147
frontdoor, Inc. (e)	2,020	95,788
FTI Consulting, Inc. (e)	848	93,840
General Mills, Inc.	5,170	276,905
Global Payments, Inc.	1,285	234,590
Granite Point Mortgage Trust, Inc. REIT	406	7,462
Hershey Co.	1,842	270,737
Humana, Inc.	790	289,551
Intel Corp.	4,702	281,415
Intuit, Inc.	386	101,105
Invesco Mortgage Capital, Inc. REIT	5,280	87,912
Johnson & Johnson	5,823	849,401
Kellogg Co.	622	43,018
Kimberly-Clark Corp.	2,922	401,921
Laboratory Corp. of America Holdings (e)	1,032	174,583
Leidos Holdings, Inc.	1,768	173,070
Lockheed Martin Corp.	1,727	672,459
ManTech International Corp., Class A	1,677	133,959
Marsh & McLennan Cos., Inc.	527	58,713
Mastercard, Inc., Class A	1,791	534,775
McDonald’s Corp.	2,365	467,348
McGrath RentCorp	733	56,104
Merck & Co., Inc.	7,143	649,656
MFA Financial, Inc. REIT	8,361	63,962
Microsoft Corp.	2,380	375,326
Motorola Solutions, Inc.	1,093	176,126
National CineMedia, Inc.	706	5,147
NextEra Energy, Inc.	845	204,625
Northfield Bancorp, Inc.	396	6,716
Northrop Grumman Corp.	800	275,176
NVR, Inc. (e)	8	30,467
O’Reilly Automotive, Inc. (e)	633	277,419
Occidental Petroleum Corp.	3,977	163,892
Old Republic International Corp.	6,277	140,416

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Omega Healthcare Investors, Inc. REIT	1,527	$64,668
Paychex, Inc.	1,900	161,614
Peoples Bancorp, Inc.	669	23,188
PepsiCo, Inc.	4,177	570,871
Pfizer, Inc.	16,940	663,709
Pinnacle West Capital Corp.	1,790	160,975
Portland General Electric Co.	2,025	112,975
Procter & Gamble Co.	7,025	877,422
Progressive Corp.	4,556	329,809
Prospect Capital Corp.	14,030	90,353
PS Business Parks, Inc. REIT	653	107,660
Public Storage REIT	52	11,074
QCR Holdings, Inc.	286	12,544
Quest Diagnostics, Inc.	1,307	139,575
Raytheon Co.	728	159,971
RBB Bancorp	438	9,272
Realty Income Corp. REIT	1,805	132,902
RenaissanceRe Holdings Ltd.	1,663	325,981
Republic Services, Inc.	3,044	272,834
Retail Properties of America, Inc., Class A REIT	3,221	43,161
Ross Stores, Inc.	2,927	340,761
S&P Global, Inc.	495	135,160
Shockwave Medical, Inc. (e)	1,609	70,667
Southern Co.	2,967	188,998
SP Plus Corp. (e)	1,429	60,632
Starbucks Corp.	5,327	468,350
STORE Capital Corp. REIT	565	21,041
Sysco Corp.	2,804	239,854
T-Mobile U.S., Inc. (e)	2,406	188,679
Target Corp.	1,754	224,880
TCG BDC, Inc.	1,777	23,776
TJX Cos., Inc.	4,828	294,798
TPG RE Finance Trust, Inc. REIT	1,025	20,777
Tyson Foods, Inc., Class A	1,442	131,280
United Therapeutics Corp. (e)	1,003	88,344
UnitedHealth Group, Inc.	2,355	692,323
Valley National Bancorp	649	7,431
Verizon Communications, Inc.	11,511	706,775
Visa, Inc., Class A	541	101,654
Walmart, Inc.	2,859	339,764
Walt Disney Co.	401	57,997
Waste Management, Inc.	7,044	802,734
Waterstone Financial, Inc.	1,819	34,616
WEC Energy Group, Inc.	6,229	574,501
WellCare Health Plans, Inc. (e)	481	158,831
Western Asset Mortgage Capital Corp. REIT	3,885	40,132
Xcel Energy, Inc.	9,296	590,203
Zoetis, Inc.	1,952	258,347

		29,778,920

Total Common Stock (cost—$44,749,843)		53,446,515

	Shares	Value^

PREFERRED STOCK—0.2%

Brazil—0.2%
Telefonica Brasil S.A. (cost—$109,160)	8,300	$119,965

EXCHANGE-TRADED FUNDS—0.2%

iShares Edge MSCI Min Vol Global (cost—$74,052)	880	84,330

RIGHTS—0.0%

Morocco—0.0%
Douja Promotion Groupe Addoha S.A., exercise price MAD 10.00, expires 1/8/20 (c)(d)(e) (cost—$0)	10,225	355

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $1,342,019; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $1,369,393 including accrued interest (cost—$1,342,000)	$1,342	1,342,000

Total Investments (cost—$46,275,055) (b)—99.6%		54,993,165

Other assets less liabilities—0.4%		214,179

Net Assets—100.0%		$55,207,344

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $401,707, representing 0.7% of net assets.

(b)	Securities with an aggregate value of $20,229,128, representing 36.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $659,038, representing 1.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

MAD—Moroccan Dirham

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	8.5%
Pharmaceuticals	7.3%
Electric Utilities	6.5%
Diversified Telecommunication Services	5.1%
Equity Real Estate Investment Trusts (REITs)	4.5%
IT Services	4.3%
Banks	4.0%
Healthcare Providers & Services	3.8%
Food Products	3.8%
Multi-Utilities	3.5%
Household Products	2.8%
Specialty Retail	2.7%
Wireless Telecommunication Services	2.6%
Hotels, Restaurants & Leisure	2.6%
Food & Staples Retailing	2.3%
Technology Hardware, Storage & Peripherals	2.3%
Commercial Services & Supplies	2.3%
Aerospace & Defense	2.0%
Construction & Engineering	1.9%
Oil, Gas & Consumable Fuels	1.8%
Mortgage Real Estate Investment Trusts (REITs)	1.8%
Beverages	1.8%
Real Estate Management & Development	1.3%
Software	1.3%
Trading Companies & Distributors	1.2%
Communications Equipment	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Gas Utilities	0.8%
Electronic Equipment, Instruments & Components	0.8%
Capital Markets	0.8%
Transportation Infrastructure	0.8%
Metals & Mining	0.7%
Airlines	0.7%
Tobacco	0.6%
Chemicals	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Biotechnology	0.6%
Interactive Media & Services	0.6%
Household Durables	0.5%
Construction Materials	0.5%
Road & Rail	0.5%
Diversified Consumer Services	0.4%
Multi-Line Retail	0.4%
Personal Products	0.4%
Containers & Packaging	0.3%
Diversified Financial Services	0.3%
Media	0.3%
Consumer Finance	0.2%
Entertainment	0.2%

Independent Power Producers & Energy Traders	0.2%
Leisure Equipment & Products	0.2%
Industrial Conglomerates	0.2%
Building Products	0.2%
Professional Services	0.2%
Exchange-Traded Funds	0.2%
Healthcare Equipment & Supplies	0.1%
Marine	0.1%
Thrifts & Mortgage Finance	0.1%
Automobiles	0.1%
Repurchase Agreements	2.4%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Australia—4.9%
BWP Trust REIT	34,993	$96,431
Charter Hall Retail REIT	13,408	40,186
Cromwell Property Group REIT	45,077	37,191
JB Hi-Fi Ltd.	6,825	180,631
Qantas Airways Ltd.	41,186	205,291

		559,730

Belgium—0.5%
bpost S.A.	5,088	58,826

Brazil—0.6%
Cia Paranaense de Energia, Class P ADR	3,915	66,320

Canada—2.7%
Cogeco Communications, Inc.	1,000	87,174
Gibson Energy, Inc.	2,355	48,222
Granite Real Estate Investment Trust REIT	2,559	130,024
International Petroleum Corp. (e)	9,305	41,523

		306,943

China—2.2%
Huaxin Cement Co., Ltd., Class B	33,399	69,406
Jiangsu Expressway Co., Ltd., Class H	36,000	49,331
Weichai Power Co., Ltd., Class H	61,000	128,754

		247,491

Denmark—1.5%
Topdanmark A/S	3,367	165,978

Greece—0.5%
Motor Oil Hellas Corinth Refineries S.A.	2,503	57,932

Hong Kong—0.7%
Hysan Development Co., Ltd.	20,000	78,425

India—1.4%
Oil India Ltd.	20,243	43,405
WNS Holdings Ltd. ADR (e)	1,795	118,739

		162,144

Italy—1.9%
Unipol Gruppo SpA	37,050	212,706

Japan—11.8%
Advance Residence Investment Corp. REIT	36	114,111
AEON REIT Investment Corp. REIT	54	73,940
Daiwa Office Investment Corp. REIT	8	61,433
Dip Corp.	2,900	85,664
EDION Corp.	10,800	119,938
Fuji Soft, Inc.	1,200	46,213
GungHo Online Entertainment, Inc.	2,390	50,633
Invincible Investment Corp. REIT	124	70,642
Japan Rental Housing Investments, Inc. REIT	51	49,895
Nippon Accommodations Fund, Inc. REIT	12	75,763
Nippon REIT Investment Corp. REIT	19	83,586
Okamura Corp.	3,600	36,574

	Shares	Value^

Sankyu, Inc.	4,000	$201,009
SKY Perfect JSAT Holdings, Inc.	8,800	39,017
Skylark Holdings Co., Ltd.	1,900	37,250
Sumitomo Forestry Co., Ltd.	5,800	85,411
T-Gaia Corp.	3,400	82,347
World Co., Ltd.	1,400	34,384

		1,347,810

Korea (Republic of)—1.3%
DB HiTek Co., Ltd.	4,424	105,582
Macquarie Korea Infrastructure Fund	4,343	43,564

		149,146

Netherlands—2.5%
ASR Nederland NV	2,879	107,892
Signify NV (a)	5,646	176,713

		284,605

Portugal—0.7%
NOS SGPS S.A.	13,734	74,163

Singapore—2.4%
Mapletree Commercial Trust REIT	55,400	98,515
Mapletree Industrial Trust REIT	46,100	89,158
Mapletree North Asia Commercial Trust REIT	97,400	84,099

		271,772

South Africa—0.5%
Harmony Gold Mining Co., Ltd. ADR (e)	15,400	55,902

Switzerland—0.4%
Adecco Group AG	764	48,302

Taiwan—2.9%
Radiant Opto-Electronics Corp.	16,000	64,062
Sino-American Silicon Products, Inc.	16,000	53,143
Wistron Corp.	225,000	213,014

		330,219

Thailand—1.1%
Thanachart Capital PCL (c)(d)	71,200	127,037

Turkey—0.7%
Enerjisa Enerji AS (a)	31,436	39,023
Turkiye Sinai Kalkinma Bankasi AS (e)	224,047	45,528

		84,551

United Kingdom—4.3%
Computacenter PLC	3,011	70,714
Go-Ahead Group PLC	2,994	87,735
Greggs PLC	5,751	175,419
Hays PLC	20,611	49,579
QinetiQ Group PLC	7,534	35,707
SSP Group PLC	7,708	66,361

		485,515

United States—52.6%
Allied Motion Technologies, Inc.	895	43,408
America’s Car-Mart, Inc. (e)	1,025	112,402
Amkor Technology, Inc. (e)	7,450	96,850

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2019 (unaudited) (continued)

	Shares	Value^

Arcosa, Inc.	1,505	$67,048
Aspen Technology, Inc. (e)	1,025	123,953
Atkore International Group, Inc. (e)	4,940	199,872
Bancorp, Inc. (e)	4,000	51,880
Barrett Business Services, Inc.	815	73,725
Benchmark Electronics, Inc.	4,500	154,620
Bio-Techne Corp.	740	162,437
Bruker Corp.	850	43,325
Builders FirstSource, Inc. (e)	7,300	185,493
Carriage Services, Inc.	1,500	38,400
Century Communities, Inc. (e)	4,400	120,340
Charles River Laboratories International, Inc. (e)	1,075	164,217
Clean Harbors, Inc. (e)	500	42,875
Clearway Energy, Inc., Class A	5,200	99,424
Comfort Systems USA, Inc.	1,950	97,208
EMCOR Group, Inc.	1,825	157,498
Emergent Biosolutions, Inc. (e)	965	52,062
ePlus, Inc. (e)	1,260	106,205
GMS, Inc. (e)	1,995	54,025
Group 1 Automotive, Inc.	1,435	143,500
HarborOne Bancorp, Inc. (e)	4,070	44,729
Hilltop Holdings, Inc.	5,800	144,594
Horizon Therapeutics PLC (e)	1,530	55,386
Inphi Corp. (e)	3,000	222,060
Integer Holdings Corp. (e)	2,415	194,238
KB Home	3,020	103,495
Kelly Services, Inc., Class A	2,095	47,305
Lennar Corp., Class B	845	37,772
Lithia Motors, Inc., Class A	500	73,500
M/I Homes, Inc. (e)	1,500	59,025
ManTech International Corp., Class A	3,530	281,976
Matrix Service Co. (e)	2,520	57,658
Methode Electronics, Inc.	5,730	225,476
MGIC Investment Corp.	15,665	221,973
Moog, Inc., Class A	1,900	162,127
MSA Safety, Inc.	1,465	185,117
NewMarket Corp.	445	216,501
PRA Health Sciences, Inc. (e)	1,455	161,723
Progress Software Corp.	4,135	171,809
Rush Enterprises, Inc., Class A	1,800	83,700
SJW Group	705	50,097
Taylor Morrison Home Corp., Class A (e)	11,330	247,674
Tetra Tech, Inc.	1,390	119,762
TopBuild Corp. (e)	1,150	118,542
Triple-S Management Corp., Class B (e)	2,167	40,068
United Therapeutics Corp. (e)	785	69,143
Vectrus, Inc. (e)	1,515	77,659
Veeco Instruments, Inc. (e)	2,860	41,999
Vishay Intertechnology, Inc.	3,915	83,350

		5,989,225

Total Common Stock (cost—$10,097,863)		11,164,742

	Shares	Value^

PREFERRED STOCK—0.8%

Brazil—0.8%
Cia Paranaense de Energia (cost—$53,772)	4,900	$84,506

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 12/31/19, 0.25%, due 1/2/20, proceeds $151,002; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/45, valued at $158,442 including accrued interest (cost—$151,000)	$151	151,000

Total Investments (cost—$10,302,635) (b)—100.2%		11,400,248

Liabilities in excess of other assets—(0.2)%		(18,265)

Net Assets—100.0%		$11,381,983

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $215,736, representing 1.9% of net assets.

(b)	Securities with an aggregate value of $3,981,177, representing 35.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $127,037, representing 1.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	9.7%
Household Durables	6.8%
Specialty Retail	6.6%
Semiconductors & Semiconductor Equipment	5.1%
Electronic Equipment, Instruments & Components	5.0%
Life Sciences Tools & Services	4.7%
Insurance	4.3%
IT Services	4.1%
Electrical Equipment	3.7%
Banks	3.6%
Commercial Services & Supplies	3.4%
Software	3.0%
Construction & Engineering	2.8%
Road & Rail	2.5%
Hotels, Restaurants & Leisure	2.5%
Aerospace & Defense	2.4%
Thrifts & Mortgage Finance	2.0%
Professional Services	1.9%
Chemicals	1.9%
Technology Hardware, Storage & Peripherals	1.9%
Airlines	1.8%
Media	1.8%
Healthcare Equipment & Supplies	1.7%
Oil, Gas & Consumable Fuels	1.7%
Electric Utilities	1.7%
Building Products	1.6%
Trading Companies & Distributors	1.2%
Machinery	1.1%
Biotechnology	1.1%
Independent Power Producers & Energy Traders	0.9%
Interactive Media & Services	0.8%
Real Estate Management & Development	0.7%
Construction Materials	0.6%
Air Freight & Logistics	0.5%
Energy Equipment & Services	0.5%
Metals & Mining	0.5%
Pharmaceuticals	0.5%
Entertainment	0.4%
Water Utilities	0.4%
Transportation Infrastructure	0.4%

Capital Markets	0.4%
Healthcare Providers & Services	0.4%
Diversified Consumer Services	0.3%
Repurchase Agreements	1.3%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI International Growth Portfolio

December 31, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—100.5%

Australia—3.3%
CSL Ltd.	2,225	$431,388
Domino’s Pizza Enterprises Ltd.	17,535	644,515
Treasury Wine Estates Ltd.	21,298	242,600

		1,318,503

Brazil—4.2%
Lojas Renner S.A.	12,048	169,084
StoneCo Ltd., Class A (c)	37,967	1,514,504

		1,683,588

Canada—9.2%
Alimentation Couche-Tard, Inc., Class B	32,052	1,017,183
Canadian National Railway Co.	4,854	439,105
Constellation Software, Inc.	917	890,596
Restaurant Brands International, Inc.	8,907	567,804
Shopify, Inc., Class A (c)	2,064	820,605

		3,735,293

China—14.3%
Alibaba Group Holding Ltd. ADR (c)	11,593	2,458,875
TAL Education Group ADR (c)	7,551	363,958
Tencent Holdings Ltd.	41,432	1,996,033
Tencent Music Entertainment Group ADR (c)	45,491	534,064
Weibo Corp. ADR (c)	9,964	461,832

		5,814,762

Denmark—12.2%
Ambu A/S, Class B	93,589	1,569,217
Coloplast A/S, Class B	1,664	206,438
DSV PANALPINA A/S	10,979	1,265,366
Netcompany Group A/S (a)(c)	28,245	1,344,021
Novo Nordisk A/S, Class B	10,024	580,879

		4,965,921

Germany—11.4%
Bechtle AG	5,783	807,480
GRENKE AG	7,059	730,443
Infineon Technologies AG	64,083	1,447,914
SAP SE	9,396	1,264,684
Zalando SE (a)(c)	7,350	370,661

		4,621,182

Hong Kong—4.0%
AIA Group Ltd.	154,338	1,623,321

India—4.3%
HDFC Bank Ltd. ADR	27,647	1,751,990

Indonesia—1.7%
Ace Hardware Indonesia Tbk PT	2,611,182	281,206
Bank Central Asia Tbk PT	161,844	389,236

		670,442

Ireland—2.8%
Kingspan Group PLC	11,220	685,279
Ryanair Holdings PLC ADR (c)	4,953	433,932

		1,119,211

	Shares	Value^

Israel—4.2%
Wix.com Ltd. (c)	13,927	$1,704,386

Japan—3.5%
Keyence Corp.	2,604	914,364
MonotaRO Co., Ltd.	18,530	493,287

		1,407,651

Netherlands—4.8%
ASML Holding NV	6,582	1,948,643

New Zealand—1.7%
Mainfreight Ltd.	24,129	690,701

Philippines—0.4%
Jollibee Foods Corp.	42,146	179,577

South Africa—2.6%
PSG Group Ltd.	63,502	1,061,661

Sweden—8.0%
AddTech AB, Class B	22,334	722,501
Assa Abloy AB, Class B	13,821	323,072
Atlas Copco AB, Class A	16,696	666,432
Epiroc AB, Class A	27,681	338,518
Hexagon AB, Class B	8,966	502,556
Hexpol AB	71,798	705,596

		3,258,675

Switzerland—5.1%
Partners Group Holding AG	753	690,145
Sika AG	3,044	571,649
Temenos AG (c)	2,318	366,683
VAT Group AG (a)(c)	2,703	456,014

		2,084,491

United Kingdom—2.8%
ASOS PLC (c)	9,139	409,543
DCC PLC	8,599	745,870

		1,155,413

Total Investments (cost—$35,178,226) (b)—100.5%		40,795,411

Liabilities in excess of other assets—(0.5)%		(213,424)

Net Assets—100.0%		$40,581,987

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,170,696, representing 5.3% of net assets.

(b)	Securities with an aggregate value of $20,458,089, representing 50.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI International Growth Portfolio

December 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

IT Services	11.9%
Software	9.5%
Semiconductors & Semiconductor Equipment	8.4%
Internet & Direct Marketing Retail	8.0%
Interactive Media & Services	6.1%
Banks	5.3%
Air Freight & Logistics	4.8%
Diversified Financial Services	4.4%
Healthcare Equipment & Supplies	4.4%
Insurance	4.0%
Machinery	3.6%
Electronic Equipment, Instruments & Components	3.5%
Hotels, Restaurants & Leisure	3.4%
Chemicals	3.1%
Trading Companies & Distributors	3.0%
Food & Staples Retailing	2.5%
Building Products	2.5%
Specialty Retail	2.0%
Industrial Conglomerates	1.8%
Capital Markets	1.7%
Pharmaceuticals	1.4%
Road & Rail	1.1%
Airlines	1.1%
Biotechnology	1.1%

Diversified Consumer Services	0.9%
Beverages	0.6%
Multi-Line Retail	0.4%
Liabilities in excess of other assets	(0.5)%

100.0%

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and, under normal circumstances, ETFs are valued at their current market trading price. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of each Portfolio of the AllianzGI Institutional Multi-Series Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Portfoio’s shares may change on days when an investor is not able to purchase or redeem or exchanges shares.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended December 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price the Portfolios may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolios would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2019 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to the Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Advanced Core Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$10,125,149	—	$10,125,149
U.S. Government Agency Securities	—	5,198,494	—	5,198,494
U.S. Treasury Obligations	—	4,299,186	—	4,299,186
Sovereign Debt Obligations	—	2,700,912	—	2,700,912
Repurchase Agreements	—	609,000	—	609,000

	—	22,932,741	—	22,932,741

Other Financial Instruments*—Assets
Interest Rate Contracts	$1,236	—	—	1,236

Totals	$1,236	$22,932,741	—	$22,933,977

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	—	$617,468	—	$617,468
Austria	$26,286	40,831	—	67,117
Belgium	88,638	224,710	—	313,348
Brazil	—	68,632	—	68,632
China	22,279	1,294,778	—	1,317,057
Czech Republic	163,062	55,881	—	218,943
France	206,909	595,208	—	802,117
Germany	56,644	884,549	—	941,193
Hong Kong	—	700,370	—	700,370
Hungary	—	168,790	—	168,790
Israel	—	336,601	—	336,601
Italy	41,629	654,476	—	696,105
Japan	84,922	6,518,823	—	6,603,745
Korea (Republic of)	102,282	710,230	—	812,512
Malaysia	44,243	336,903	—	381,146
Netherlands	99,025	240,441	—	339,466
New Zealand	97,730	106,310	—	204,040
Norway	—	87,293	—	87,293
Philippines	40,179	21,870	$57	62,106
Poland	—	95,930	—	95,930
Singapore	125,421	756,765	—	882,186
Spain	50,343	176,771	—	227,114
Switzerland	24,489	2,469,601	—	2,494,090
Taiwan	—	2,501,156	—	2,501,156
Thailand	—	—	658,626	658,626
United Kingdom	299,656	444,776	—	744,432
All Other	31,104,932	—	—	31,104,932
Preferred Stock	—	119,965	—	119,965
Exchange-Traded Funds	84,330	—	—	84,330
Rights	—	—	355	355
Repurchase Agreements	—	1,342,000	—	1,342,000

Totals	$32,762,999	$21,571,128	$659,038	$54,993,165

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/19
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Australia	—	$559,730	—	$559,730
Belgium	—	58,826	—	58,826
Canada	$265,420	41,523	—	306,943
China	—	247,491	—	247,491
Greece	—	57,932	—	57,932
Hong Kong	—	78,425	—	78,425
India	118,739	43,405	—	162,144
Italy	—	212,706	—	212,706
Japan	279,886	1,067,924	—	1,347,810
Korea (Republic of)	43,564	105,582	—	149,146
Netherlands	—	284,605	—	284,605
Portugal	—	74,163	—	74,163
Singapore	—	271,772	—	271,772
Switzerland	—	48,302	—	48,302
Taiwan	—	330,219	—	330,219
Thailand	—	—	$127,037	127,037
Turkey	—	84,551	—	84,551
United Kingdom	156,000	329,515	—	485,515
All Other	6,277,425	—	—	6,277,425
Preferred Stock	—	84,506	—	84,506
Repurchase Agreements	—	151,000	—	151,000

Totals	$7,141,034	$4,132,177	$127,037	$11,400,248

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$1,514,504	$169,084	—	$1,683,588
Canada	3,735,293	—	—	3,735,293
China	3,818,729	1,996,033	—	5,814,762
Denmark	4,178,604	787,317	—	4,965,921
Germany	730,443	3,890,739	—	4,621,182
India	1,751,990	—	—	1,751,990
Ireland	1,119,211	—	—	1,119,211
Israel	1,704,386	—	—	1,704,386
South Africa	1,061,661	—	—	1,061,661
Sweden	722,501	2,536,174	—	3,258,675
All Other	—	11,078,742	—	11,078,742

Totals	$20,337,322	$20,458,089	—	$40,795,411

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2019, was as follows:

	Beginning Balance 9/30/19	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 12/31/19
AllianzGI Best Styles Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Philippines	$57	$—		$—		$—	$—	$—	$—	$—	$57
Taiwan	35,017	—		—		—	—	(12,038)	—	(22,979)	—
Thailand	571,570	—		—		—	—	3,817	83,239	—	658,626
Rights:
Morocco	—	—	†	—		—	—	355	—	—	355
Singapore	569	—		(569	)†	—	—	—	—	—	—

Totals	$607,213	$—		$(569)		$—	$—	$(7,866)	$83,239	$(22,979)	$659,038

	Beginning Balance 9/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/19
AllianzGI Global Small-Cap Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$44,314	$18,279	$(71,821)	$—	$(598)	$9,826	$—	$—	$—
Thailand	95,457	35,463	—	—	—	(3,883)	—	—	127,037

Totals	$139,771	$53,742	$(71,821)	$—	$(598)	$5,943	$—	$—	$127,037

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 and into Level 3 due to an exchange traded closing price being unavailable or unreliable on December 31, 2019.
***	Transferred out of Level 3 and into Level 2 as a result of securities trading outside of the U.S. whose values were adjusted by the application of a modeling tool at December 31, 2019.
†	Issued or removed via corporate action.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Portfolios held at December 31, 2019 was:

AllianzGI Best Styles Global Managed Volatility	$(2,297)
AllianzGI Global Small-Cap Opportunities	(3,883)

At December 31, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$22,371,143	$596,163	$33,329	$562,834
AllianzGI Best Styles Global Managed Volatility	46,344,381	9,862,860	1,214,076	8,648,784
AllianzGI Global Small-Cap Opportunities	10,337,045	1,165,057	101,854	1,063,203
AllianzGI International Growth	35,628,008	5,511,384	343,981	5,167,403

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.